Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Property and equipment, net

13.  Property and equipment, net

Property and equipment consist of the following:

	December 31,
	2023	2024
	US$	US$

Gross carrying amount
Servers, computers and equipment	280,619	300,157
Buildings	270,423	267,661
Construction in progress	111,573	214,728
Decoration of buildings	14,578	14,363
Leasehold improvements	5,683	5,582
Motor vehicles	17,603	17,387
Furniture, fixture and office equipment	4,810	4,868

Total of gross carrying amount	705,289	824,746
Less: accumulated depreciation	(314,608)	(325,023)

Property and equipment, net	390,681	499,723

Depreciation expense for the years ended December 31, 2022, 2023 and 2024 were US$83,396, US$46,576 and US$25,388, respectively.